Other Payables and Accruals - Summary of Other Payables and Accruals (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Payables And Accruals [Abstract]
Payables in respect of research and development expenses	$ 1,248	$ 4,471
Accrued salaries and bonuses	785	2,166
Accrued other expenses	5,133	1,025
Deposit received for a potential out-licensing drug patent (note)		1,000
Other payables		500
Total	$ 7,166	$ 9,162